Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets:
Net operating loss and interest expense limitation carryforwards	$ 10,378	$ 6,244
Deferred income	2,172	2,344
Accrued liabilities and other payables	3,758	5,191
Total deferred tax assets	16,308	13,779
Deferred income tax liabilities:
Accelerated depreciation	286,914	321,494
Deferred partnership income (loss)	133,656	100,961
Goodwill and other intangible amortization	4,066	4,055
Derivative instruments	1,346	3,170
Other	850	0
Total deferred tax liability	426,832	429,680
Net deferred income tax liability	$ 410,524	$ 415,901